Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,403,241.84
Previously Paid Amount	0.00
Total Fee Amount	6,684.49
Total Offset Amount	0.00
Net Fee	$ 6,684.49
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A